Additional disclosures in respect of guaranteed securities Narrative (Details) - GBP (£) £ in Millions		6 Months Ended
	Oct. 29, 2007	Sep. 30, 2018	Jun. 01, 2018
Issuer Of Notes - British Transco Finance Inc. [Member]
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			6.625%
Preferred shares, issuance rate	3.90%
Subsidiary Guarantor - National Grid Gas plc [Member]
Disclosure of information about consolidated structured entities [line items]
Preferred shares, issuance rate	3.60%
Issuer Of Notes - Nigara Mohawk Power Coporation [Member] | Preference shares [member]
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares		£ 29